Summary of significant accounting policies - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	0	1
Concentration risk, percentage	10.00%
Trade accounts receivable
Concentration Risk [Line Items]
Number of customer representing more than 10% of revenues or trade accounts receivable	1	1
Concentration risk, percentage	22.00%	16.00%